Commitments and contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

20. Commitments and contingencies

Litigation

The Company is subject to legal and regulatory actions that arise from time to time in the ordinary course of business. The assessment as to whether a loss is probable or reasonably possible, and as to whether such loss or a range of such loss is estimable, often involves significant judgment about future events.

There is no material pending or threatened litigation against the Company that remains outstanding as of June 30, 2025, that is considered probable or reasonably possible, with the following exceptions:

Litigation with former employee terminated for cause

On May 9, 2025, Chris Kaskavelis (“Kaskavelis”), a former employee of Advent SA, filed a claim against the Company’s wholly owned subsidiary in Greece, Advent SA, before the Athens First Instance Court (LABOR CLAIMS). A hearing is on the claim is scheduled for October 20, 2025. In connection with the claim, Kaskavelis alleges that Advent should pay him the following amounts: (1) €107,194.90 for unpaid wages, (2) €612,206.40 for unpaid severance, (3) €50,000 for “moral damages” and (4) related court expenses stemming from the lawsuit. The Company denies the Kaskavelis claims as they are unsubstantiated and without merit as he was terminated by the Company for cause per the terms of his employment agreement. Notwithstanding the same, and as a contingency, the Company has accrued for the unpaid wages portion of his claim in the amount of €107,194.90 ($124,000). The Company believes that the remainder of the Kaskavelis claims are wholly without merit and intends to defend itself vigorously in these proceedings, although we cannot accurately predict the ultimate outcome of this matter.

Litigation with F.E.R. fischer Edelstahlrohre GmbH

On August 16, 2024, the Company was informed that an arbitration decision and award was decided in favor of F.E.R. fischer Edelstahlrohre GmbH (“F.E.R.”), pursuant to the arbitration provisions of the Share Purchase Agreement dated June 25, 2021, whereby the Company acquired SerEnergy and FES on August 31, 2021. The arbitration was held in Frankfurt am Main, Germany in accordance with the Arbitration Rules of the German Arbitration Institute. The award in favor of F.E.R. is in the amount of approximately €4.5 million euro. The Company appealed the decision and instructed its counsel to file a motion with the Higher Regional Court of Frankfurt to set aside the arbitral award. On July 1, 2025, the Company entered into a settlement agreement and release (the “Settlement Agreement”) with F.E.R.. Pursuant to the terms of the Settlement Agreement, the Company has agreed to pay F.E.R. €5,366,625.55 with such payment to be made in monthly installments of €35 thousand beginning on September 1, 2025. The Company will be entitled to a reduced settlement amount totaling €4,366,625.55 if payment is made by no later than June 30, 2026. In exchange for such reduced settlement amount, both Parties agreed to a mutual release of claims against the other Party. During the six months ended June 30, 2025, the Company recorded an additional loss of $1 million due to $0.5 million of interest expense, $0.3 million of legal fees and the remainder is due to foreign exchange differences. In connection with the Settlement Agreement, the Company reclassed $410 thousand and $5,922 thousand from loss contingency to other current liabilities and other long-term liabilities, respectively.

Shareholder Demand Letter

By letter dated September 14, 2023, a purported shareholder of the Company made a demand to inspect the Company’s books and records pursuant 8 Del. C. § 220 (“Demand”). The Demand purported to request access to books and records of the Company and its predecessor, AMCI Acquisition Corp. (“AMCI”), to investigate possible alleged breaches of fiduciary duty by AMCI’s board of directors and officers in connection with its merger with the Company on February 4, 2021. As of May 24, 2024, the purported shareholder entered into a tolling agreement with the Company and the former directors of AMCI that tolled all claims for the period January 29, 2024 through June 30, 2024. On June 5, 2024, the purported shareholder filed a putative class action complaint (“Complaint”) on behalf of in the Delaware Court of Chancery alleging claims of breach of fiduciary duty and unjust enrichment in connection with the SPAC transaction against former officers and directors of AMCI. The Company is not named as a defendant in the Complaint. The Company is not aware as to whether the Complaint has been served on the defendants.

Guarantee letters

The Company had contingent liabilities in relation to performance guarantee letters and other guarantees provided to third parties that arise from its normal business activity and from which no substantial charges are expected to arise. As of June 30, 2025 and December 31, 2024, the Company did not hold any letters of guarantee.

Contractual obligations

In December 2021, the Company entered into a supply agreement by and among the Company, in its capacity as Customer, and BASF New Business GmbH, in its capacity as Seller. The supply agreement provides for the purchase by the Company of 21,000m2 (Minimum Quantity) of membrane from BASF during the contract duration from January 1, 2022 until December 31, 2025. The Company has not purchased any additional quantities in 2024 under this agreement and on July 12, 2024, has formally requested to terminate the supply contract. On March 11, 2025, the parties agreed to terminate the agreement. The Company will return 473 sqm of membrane (stored at BASF) and 4,000 sqm of membrane from its facility in Patras, Greece to BASF by December 15, 2025. BASF will agree to waive payment of €608,412. The Company agrees to pay unpaid license fees in the amount of €44,759 by April 30, 2025. BASF will no longer require the Company to purchase 14,000 m2 quantity.

In June 2022, the Company entered into a supply agreement by and among the Company, in its capacity as Customer, and Shin-Etsu Polymer Singapore Pte, Ltd (“Shin-Etsu”), in its capacity as Seller. The supply agreement provides for the purchase by the Company of 318,400 pieces (Minimum Quantity) of bipolar plates from Shin-Etsu during the contract duration from June 1, 2022 until June 30, 2024. In May 2023, the Company amended the supply agreement with Shin-Etsu to reduce the Minimum Quantity of bipolar plates to 75,400 pieces. In January 2024, the Company amended the supply agreement with Shin-Etsu to shift the timing of the monthly minimum requirements and extend the agreement until September 2024. The Company has not made any purchases under the amended agreement in 2024, the contract is currently on hold pending negotiations with Shin Etsu. Under the contract, Shin-Etsu can claim Advent to buy the remaining purchase requirement of 57,600 pieces with the agreed purchases by the end of September 2024.

The Company has not accrued for these unrecognized commitment obligations as of December 31, 2024, and June 30, 2025.

22. Commitments and contingencies:

Litigation

The Company is subject to legal and regulatory actions that arise from time to time in the ordinary course of business. The assessment as to whether a loss is probable or reasonably possible, and as to whether such loss or a range of such loss is estimable, often involves significant judgment about future events.

There is no material pending or threatened litigation against the Company that remains outstanding as of December 31, 2024, that is considered probable or reasonably possible, with the following exceptions:

On May 9, 2025, Chris Kaskavelis (“Kaskavelis”), a former employee of Advent SA, filed a claim against the Company’s wholly owned subsidiary in Greece, Advent SA, before the Athens First Instance Court (LABOR CLAIMS). A hearing is on the claim is scheduled for October 20, 2025. In connection with the claim, Kaskavelis alleges that Advent should pay him the following amounts: (1) €107,194.90 for unpaid wages, (2) €612,206.40 for unpaid severance, (3) €50,000 for “moral damages” and (4) related court expenses stemming from the lawsuit. The Company denies the Kaskavelis claims as they are unsubstantiated and without merit as he was terminated by the Company for cause per the terms of his employment agreement. Notwithstanding the same, and as a contingency, the Company has accrued for the unpaid wages portion of his claim in the amount of €107,194.90 ($124,000). The Company believes that the remainder of the Kaskavelis claims are wholly without merit and intends to defend itself vigorously in these proceedings, although we cannot accurately predict the ultimate outcome of this matter.

On August 16, 2024, the Company was informed that an arbitration decision and award was decided in favor of F.E.R. fischer Edelstahlrohre GmbH (“F.E.R.”), pursuant to the arbitration provisions of the Share Purchase Agreement dated June 25, 2021, whereby the Company acquired SerEnergy and FES on August 31, 2021. The arbitration was held in Frankfurt am Main, Germany in accordance with the Arbitration Rules of the German Arbitration Institute. The award in favor of F.E.R. is in the amount of approximately €4.5 million euro. The Company appealed the decision and instructed its counsel to file a motion with the Higher Regional Court of Frankfurt to set aside the arbitral award. In February 2025, the parties met to discuss the possibility of a settlement and the framework for such a settlement, and on July 1, 2025, the parties entered into a settlement agreement, pursuant to which the Company has agreed to pay F.E.R. €5,366,625.55 with such payment to be made in installments beginning on September 1, 2025. The Company will be entitled to a reduced settlement amount totaling €4,366,625.55 if payment is made by no later than June 30, 2026. In exchange for such reduced settlement amount, both parties agreed to a mutual release of claims against the other party.

By letter dated September 14, 2023, a purported shareholder of the Company made a demand to inspect the Company’s books and records pursuant 8 Del. C. § 220 (“Demand”). The Demand purported to request access to books and records of the Company and its predecessor, AMCI Acquisition Corp. (“AMCI”), to investigate possible alleged breaches of fiduciary duty by AMCI’s board of directors and officers in connection with its merger with the Company on February 4, 2021. As of May 24, 2024, the purported shareholder entered into a tolling agreement with the Company and the former directors of AMCI that tolled all claims for the period January 29, 2024 through June 30, 2024. On June 5, 2024, the purported shareholder filed a putative class action complaint (“Complaint”) on behalf of in the Delaware Court of Chancery alleging claims of breach of fiduciary duty and unjust enrichment in connection with the SPAC transaction against former officers and directors of AMCI. The Company is not named as a defendant in the Complaint. The Company is not aware as to whether the Complaint has been served on the defendants.

Guarantee letters

The Company had contingent liabilities in relation to performance guarantee letters and other guarantees provided to third parties that arise from its normal business activity and from which no substantial charges are expected to arise. As of December 31, 2024, and 2023, the Company did not hold any letters of guarantee.

Contractual obligations

In December 2021, the Company entered into a supply agreement by and among the Company, in its capacity as Customer, and BASF New Business GmbH, in its capacity as Seller. The supply agreement provides for the purchase by the Company of 21,000m2 (Minimum Quantity) of membrane from BASF during the contract duration from January 1, 2022 until December 31, 2025. The Company has not purchased any additional quantities in 2024 under this agreement and on July 12, 2024, has formally requested to terminate the supply contract. On March 11, 2025, the parties agreed to terminate the agreement. The Company will return 473 sqm of membrane (stored at BASF) and 4,000 sqm of membrane from its facility in Patras, Greece to BASF by December 15, 2025. BASF will agree to waive payment of €608,412. The Company agrees to pay unpaid license fees in the amount of €44,759 by April 30, 2025. BASF will no longer require the Company to purchase 14,000 m2 quantity.

In May 2022, the Company entered into a supply agreement by and among the Company, in its capacity as Customer, and De Nora Deutschland GmbH (“De Nora”), in its capacity as Seller. The supply agreement provides for the purchase by the Company of 3,236 (Minimum Quantity) of electrodes from De Nora during the contract duration from May 3, 2022 until June 24, 2023. As of December 31, 2024, the Company has no remaining obligations under this agreement.

In June 2022, the Company entered into a supply agreement by and among the Company, in its capacity as Customer, and Shin-Etsu Polymer Singapore Pte, Ltd (“Shin-Etsu”), in its capacity as Seller. The supply agreement provides for the purchase by the Company of 318,400 pieces (Minimum Quantity) of bipolar plates from Shin-Etsu during the contract duration from June 1, 2022 until June 30, 2024. In May 2023, the Company amended the supply agreement with Shin-Etsu to reduce the Minimum Quantity of bipolar plates to 75,400 pieces. In January 2024, the Company amended the supply agreement with Shin-Etsu to shift the timing of the monthly minimum requirements and extend the agreement until September 2024. The Company has not made any purchases under the amended agreement in 2024, the contract is currently on hold pending negotiations with Shin Etsu. Under the contract, Shin- Etsu can claim Advent to buy the remaining purchase requirement of 57,600 pieces with the agreed purchases by the end of September 2024.